SUPPLEMENT TO TRAVELERS CORPORATE VARIABLE LIFE 2000
                             MAY 1, 2002 PROSPECTUS


THE FOLLOWING INFORMATION SUPPLEMENTS, AND TO THE EXTENT IN CONFLICT WITH, REPLACES THE INFORMATION IN APPENDIX D:

                                   APPENDIX D
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                      FUND CLOSINGS AND FUND SUBSTITUTIONS

EFFECTIVE JUNE 26, 2002 THE FOLLOWING FUNDS ARE CLOSED TO NEW AND EXISTING INVESTORS AND ARE NO LONGER AVAILABLE AS INVESTMENT OPTIONS THROUGH THE
CONTRACT:

    o  Greenwich Street Series Fund - Diversified Strategic Income Portfolio
    o  Strong Variable Insurance Funds, Inc. - Strong Multi Cap Value Fund II

Upon receipt of final Securities & Exchange Commission (SEC) approval, Travelers will implement the following fund substitutions on or about September 2, 2002 (substitution date). This means that any money allocated to a "substituted fund" on the substitution date will automatically be moved to the "target fund" identified below. After the substitution date, the substituted funds will be closed to new and existing investors and will no longer be available as investment options through the contract.

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SUBSTITUTED FUND                                      TARGET FUND
--------------------------------------------------------------------------------
CitiStreet Funds, Inc. - CitiStreet        The Travelers Series Trust -
Diversified Bond Fund                      Quality Bond Portfolio
--------------------------------------------------------------------------------
Delaware VIP Trust - Delaware VIP          Dreyfus Variable Investment Fund  -
Small Cap Value Series                     Dreyfus VIF Small Cap Portfolio
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                                                                   June 26, 2002
L-12974